Property And Equipment (Summary Of Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ (59.0)	$ (54.8)	$ (46.4)
Subtotal		22.3	18.6
Property and equipment, net of accumulated depreciation	25.4	24.6	19.8
Equipment, Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		73.7	63.3
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		3.4	1.7
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 2.3	$ 1.2